Cover	Oct. 27, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity File Number	001-39622
Entity Registrant Name	SPARTACUS ACQUISITION CORPORATION
Entity Central Index Key	0001822553
Entity Tax Identification Number	85-2541583
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6470 E Johns Crossing
Entity Address, Address Line Two	Suite 490
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	(770)
Local Phone Number	305-6434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Clas A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Clas A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMTSU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMTS
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	TMTSW
Security Exchange Name	NASDAQ